Quarterly Financial Reporting (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended											9 Months Ended		11 Months Ended	12 Months Ended
		Dec. 30, 2014	Sep. 29, 2015	Dec. 30, 2014	[1]	Sep. 30, 2014 [1]	Jul. 01, 2014		Apr. 01, 2014 [1]	Dec. 31, 2013 [2]	Sep. 24, 2013 [2]	Jun. 25, 2013 [2]	Mar. 26, 2013 [2]	Sep. 29, 2015	Sep. 30, 2014	Nov. 25, 2014	Dec. 30, 2014	[1]	Dec. 31, 2013 [2]	Dec. 25, 2012
Selected Quarterly Financial Information [Abstract]
Total revenue			$ 58,648	$ 48,354		$ 46,996	$ 41,514	[1]	$ 37,756	$ 35,484	$ 29,929	$ 28,898	$ 26,062	$ 169,961	$ 126,266		$ 174,619		$ 120,373	$ 84,158
Income from operations			2,831	1,096		2,390			2,725	1,641	1,369	2,067	1,408	10,013	7,664		8,760		6,485	3,606
Net income		$ 475	2,199	644		2,111	2,303	[1]	2,494	1,420	1,188	1,901	1,240	7,582	6,908	$ 7,077	7,552		5,750	3,058
Net income attributable to non-controlling interest		$ (507)	1,281	676		$ 2,111	2,303	[1]	$ 2,494	$ 1,420	$ 1,188	$ 1,901	$ 1,240	5,304	$ 6,908		7,584		$ 5,750	$ 3,058
Net loss attributable to The Habit Restaurants, Inc.			$ 918	$ (32)										$ 2,278			$ (32)
Class A Common Stock [Member]
Selected Quarterly Financial Information [Abstract]
Basic loss per share of Class A common stock			$ 0.07	$ 0.00	[3]									$ 0.19			$ 0.00	[3]
Diluted loss per share of Class A common stock			$ 0.07	$ 0.00	[3]									$ 0.19			$ 0.00	[3]
Adjustment [Member]
Selected Quarterly Financial Information [Abstract]
Income from operations	[1]						$ 2,549

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.
[3]	All earnings per share information attributable to these historical periods is not comparable to earnings per share information attributable to the Company after the IPO and, as such, has been omitted.